SUBSEQUENT EVENTS (Details) - P3 Health Group, LLC [Member] - Foresight Acquisition Corp	Dec. 03, 2021
Subsequent Event [Line Items]
Business acquisition, percentage of voting interest acquired	17.10%
Subsequent Event
Subsequent Event [Line Items]
Business acquisition, percentage of voting interest acquired	17.10%